CONSOLIDATED STATEMENTS OF OPERATIONS CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net income attributable to noncontrolling interests, discontinued operations, tax	$ 2,187	$ 2,511	$ 1,876